COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended
	Dec. 26, 2020	Jul. 31, 2018
Legal claim damages		$ 2,200,000
February 2020 [Member]
Payments for Legal Disputes Settlements	$ 2,400,000